Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Feb. 01, 2014	Dec. 31, 2013	Jul. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to joint venture partner (note 6a)		$ 14,400	$ 14,364
Long-term debt	(1,924,124)		(1,777,507)	(963,000)
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted joint ventures (notes 6b and 6c)	181,514		85,135
Advances to joint venture partner (note 6a)			14,364
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	205,636		636,779
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets			81,119
Interest rate swap agreements - liabilities	(119,558)		(200,762)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreement	(70,386)		(18,236)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	(2,137)		6,344
Carrying Amount Asset (Liability) [Member] | Level 3 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in other assets (note 5b)(iii)	17,137
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(214,707)		(263,534)
Carrying Amount Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,709,417)		(1,513,973)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	205,636		636,779
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets			81,119
Interest rate swap agreements - liabilities	(119,558)		(200,762)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreement	(70,386)		(18,236)
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	(2,137)		6,344
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in other assets (note 5b)(iii)	17,164
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(220,762)		(274,240)
Fair Value Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ (1,659,852)		$ (1,409,252)